Summary of significant accounting policies and basis of presentation (Tables)	6 Months Ended
Jun. 30, 2016
Summary of significant accounting policies and basis of presentation
Schedule of potentially dilutive securities excluded from computations of diluted weighted average shares outstanding

	Three and Six Months Ended
	June 30,
	2016	2015
Stock options issued and outstanding	3,293,341	2,002,593
Unvested restricted stock units	170,000	—